STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Class A [Member]	Class B Common Stock	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at Jun. 03, 2020	$ 0	$ 0	$ 0	$ 0	$ 0
Balance (in Shares) at Jun. 03, 2020	0	0
Issuance of Class B common stock to Sponsor		$ 575	24,425		25,000
Issuance of Class B common stock to Sponsor (in Shares)		5,750,000
Sale of units in initial public offering, less fair value of public warrants	$ 2,000		191,998,000		192,000,000
Sale of units in initial public offering, less fair value of public warrants (in Shares)	20,000,000
Offering costs			(11,071,453)		(11,071,453)
Excess of cash received over fair value of private placement warrants			1,020,000		1,020,000
Forfeiture of Class B common stock		$ (75)	75
Forfeiture of Class B common stock (in Shares)		(750,000)
Common stock subject to possible redemption	$ (1,608)		(160,837,422)		(160,839,030)
Common stock subject to possible redemption (in Shares)	(16,083,903)
Net loss				(16,134,515)	(16,134,515)
Balance at Dec. 31, 2020	$ 392	$ 500	21,133,625	(16,134,515)	5,000,002
Balance (in Shares) at Dec. 31, 2020	3,916,097	5,000,000
Balance at Jun. 04, 2020
Net loss				(18,207)	(18,207)
Balance at Jun. 30, 2020			24,425	(18,207)	6,793
Balance at Dec. 31, 2020	$ 392	$ 500	21,133,625	(16,134,515)	5,000,002
Sale of units in initial public offering, less fair value of public warrants			20,841,432		20,841,640
Net loss				(20,841,633)	(20,841,633)
Balance at Mar. 31, 2021			41,975,057	(36,976,148)	5,000,009
Sale of units in initial public offering, less fair value of public warrants			2,277,098		2,277,121
Net loss				(2,277,124)	(2,277,124)
Balance at Jun. 30, 2021			$ 44,252,155	$ (39,253,272)	$ 5,000,006